Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Measurements
Schedule of fair value information on recurring basis

September 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$2,985,000	$—	$—	$2,985,000
ELOC	$177,000	$—	$—	$177,000
ELOC Commitment Fee Note	$495,000	$—	$—	$495,000
Additional Bridge Notes	$122,000	$—	$—	$122,000
Exchange Note	$1,851,000	$—	$—	$1,851,000
September 2024 Convertible Note	$2,000,000	$—	$—	$2,000,000

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Notes	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Schedule of changes in the fair value of financial liabilities

	Extension Note
	Bifurcated	Exchange	Quantum	Additional		ELOC Commitment	September 2024
	Derivative	Note	Note	Bridge Note	ELOC	Fee Note	Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	—	—	4,618,234
Initial fair value of ELOC Commitment Fee Note	—	—	—	—	—	595,000	—	595,000
Initial fair value of September 2024 Convertible Note at September 30, 2024	—	—	—	—	—	—	2,000,000	2,000,000
Settlement of Exchange Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Note	—	—	—	(13,889)	—	—	—	(13,889)
Shares issued upon conversion of portion of note	—	(566,740)	—	(41,417)	—	—	—	(608,157)
Extension of ELOC Commitment Fee Note	—	—	—	—	—	(5,000)	—	(5,000)
Change in fair value	—	(3,738,185)	(1,633,234)	(289,340)	(517,512)	(95,000)	—	(6,273,271)
Fair value as of September 30, 2024	$—	$1,851,000	$2,985,000	$122,000	$177,000	$495,000	$2,000,000	$7,630,000

Quantum Convertible Note, related party
Fair Value Measurements
Schedule of key inputs

	September 30, 2024	June 25, 2024
Risk-free interest rate	3.74%	5.10%
Expected term (years)	1.75	1.00
Volatility	108.00%	125.00%
Stock price	$1.49	$8.00
Debt discount rate	12.40%	37.35%

Extension Note - Bifurcated Derivative
Fair Value Measurements
Schedule of key inputs

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	—

Additional Bridge Notes
Fair Value Measurements
Schedule of key inputs

	September 30, 2024	June 24, 2024
Risk-free interest rate	4.12%	5.42%
Expected term (years)	0.82	0.91
Volatility	141.00%	110.00%
Stock price	$1.49	$12.11
Debt discount rate	38.90%	41.12%

Exchange Note
Fair Value Measurements
Schedule of key inputs

	September 30, 2024	June 24, 2024
Risk-free interest rate	3.91%	4.98%
Expected term (years)	1.23	1.32
Volatility	120.00%	110.20%
Stock price	$1.49	$12.11
Debt discount rate	45.60%	48.79%

ELOC
Fair Value Measurements
Schedule of key inputs

	September 30, 2024	June 24, 2024
Risk-free interest rate	3.60%	4.46%
Expected term (years)	2.76	3.00
Volatility	97.00%	105.80%
Stock price	$1.49	$12.11

ELOC Commitment Fee Note
Fair Value Measurements
Schedule of key inputs

	September 30, 2024	July 2, 2024
Risk-free interest rate	4.70%	5.50%
Expected term (years)	0.25	0.22
Volatility	159.00%	88.00%
Stock price	$1.49	$10.50
Principal discount factor	0.99	0.99

September 2024 Convertible Note
Fair Value Measurements
Schedule of key inputs

September 30, 2024
Risk-free interest rate	3.75%
Expected term (years)	1.50
Volatility	114.00%
Stock price	$1.49
Note calibration discount	18.80%